SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Earnings Per Share, Basic and Diluted

Basic and diluted net income per share for the nine months ended September 30, 2013, were calculated as follows:

	For the Three Months Ended September 30, 2013		For the Nine Months Ended September 30, 2013
	Basic	Diluted	Basic	Diluted
Numerator
Net (loss) income applicable to common stock	$(2,811,685)	$(2,811,685)	$22,123,084	$22,123,084
Denominator
Weighted average common shares outstanding	163,588,214	163,588,214	163,237,401	163,237,401
Warrants and options	-	-	-	1,692,277
	163,588,214	163,588,214	163,237,401	164,929,678
Net (loss) income per share	$(0.02)	$(0.02)	$0.13	$0.13

Basic and diluted net income per share for the three and nine months ended September 30, 2012, were calculated as follows:

	For the Three Months Ended September 30, 2012		For the Nine Months Ended September 30, 2012
	Basic	Diluted	Basic	Diluted
Numerator
Net income applicable to common stock	$315,985	$315,985	$1,186,631	$1,186,631
Preferred stock dividends	-	25,687	-	77,125
	$315,985	$341,672	$1,186,631	$1,263,756
Denominator
Weighted average common shares outstanding	156,948,937	156,948,937	156,012,479	156,012,479
Restricted stock	-	344,918	-	344,918
Preferred stock	-	432,637	-	432,989
Warrants and options	-	6,898,257	-	11,955,978
	156,948,937	164,624,749	156,012,479	168,746,364
Net income per share	$0.00	$0.00	$0.01	$0.01

	For the Year Ended December 31, 2012
	Net Income	Shares	Per Share
	Numerator	Denominator	Amount
Basic Earnings Per Share
Net loss attributable to common stockholders	$136,200	148,989,308	$0.00
Effect of Dilutive Securities
Options and warrants	-	5,558,098	-
Restricted stock	-	20,604	-
Diluted Earnings Per Share	$136,200	154,568,010	$0.00

Anti-Dilutive Potential Common Shares

Securities that could potentially dilute basic EPS in the future, that were not included in the computation of diluted EPS because to do so would have been anti-dilutive for the periods presented, consist of the following:

Anti-Dilutive Potential Common Stock

	For the Nine Months Ended
	September 30,
	2013	2012
Convertible debt	2,706,250	1,837,500
Convertible preferred stock	362,497	432,637
Options and warrants to purchase common stock	58,659,372	71,941,106
Unvested stock grants	115,942	145,047
Total Anti-Dilutive Potential Common Stock	61,844,061	74,356,290

	December 31,
	2012	2011	2010
Convertible debt	2,067,721	2,928,751	607,143
Convertible preferred stock	412,286	412,870	412,870
Options and warrants to purchase common stock	55,781,331	73,873,095	75,983,470
Unvested stock grants	59,396	317,397	269,504
Total Anti-Dilutive Potential Common Shares	58,320,734	77,532,113	77,272,987